Convertible Notes Payable (Details 2) (Secured Debt [Member], USD $)	6 Months Ended
Jun. 30, 2014
Secured Debt [Member]
Debt Instrument [Line Items]
Balance
Debt issue costs incurred in 2014	1,993,304
Amortization of debt issue costs	(242,233)
Balance	$ 1,751,071